Share Based Compensation (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jan. 05, 2025	Apr. 06, 2016	Dec. 31, 2024	Dec. 31, 2025	Apr. 27, 2025	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of shares (in Shares)					192,502,980
Contractual term			1 year 1 month 6 days
Unrecognized share-based compensation expense (in Yuan Renminbi)				¥ 42,047
Share Option Plan (the “2016 Plan”) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of shares (in Shares)		130,666,669				130,666,669
Contractual term		6 years	3 years
Share Option Plan (the “2016 Plan”) [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term		10 years
Share Option Plan (the “2016 Plan”) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested period		2 years
Share Option Plan (the “2016 Plan”) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested period		4 years
Share option plan 2025 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of shares (in Shares)	63,082,980
Contractual term	10 years